Share-based Compensation - RSUs activity (Details) - Restricted Share Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of shares
Outstanding at the beginning	5,970,000	9,323,125	11,638,750
Granted	219,000	250,000	1,181,000
Vested	(2,612,000)	(2,953,500)	(2,276,875)
Forfeited	(519,125)	(649,625)	(1,219,750)
Outstanding at the end	3,057,875	5,970,000	9,323,125
Weighted average grant date fair value per share
Outstanding at the beginning (in dollars per share)	$ 2.64	$ 2.88	$ 3.51
Granted (in dollars per share)	2.56	1.64	1.79
Vested (in dollars per share)	3.17	3.15	4.76
Forfeited (in dollars per share)	2.67	3.44	4.34
Outstanding at the end (in dollars per share)	$ 2.17	$ 2.64	$ 2.88